Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-40524
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	86-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1526 Cole Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	431-3435
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SHFS
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $230.00 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $230.00 per share
Trading Symbol	SHFSW
Security Exchange Name	NASDAQ